SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020		Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. statutory rate	21.00%	21.00%		21.00%
Valuation allowance	(21.00%)	(4.00%)		(21.00%)
Differential tax rate in Malaysia	0.00%	3.00%		0.00%
Permanent difference	0.00%	11.30%	[1]	1.00%
Effective tax rate	0.00%	31.30%		1.00%

[1]	10.2% represents expenses incurred in AATP US that were not deductible in the Malaysia tax returns. 0.2% represents income derived in AATP HK that were not taxable in the Malaysia tax returns. 1.3% represents expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax returns.